SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of stock options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares shares
Disclosure of classes of share capital [abstract]
Balance | Share	4,834,993	2,818,902
Granted | Share	160,000	922,500
Issued as part of Nova Transaction | shares		2,013,118
Exercised | Share	(820,781)	(779,527)
Expired | Share	(1,176,005)	(60,000)
Forfeited | Share	(115,000)	(80,000)
Balance | Share	2,883,207	4,834,993
Weighted average exercise price, Balance	$ 6.83	$ 7.26
Weighted average exercise price, Granted	4.14	4.05
Weighted average exercise price, Issued as part of Nova Transaction		6.1
Weighted average exercise price, Exercised	3.69	2.91
Weighted average exercise price, Cancelled/Expired	8.43	11.73
Weighted average exercise price, Forfeited	4.47	5.98
Weighted average exercise price, Balance	$ 7.02	$ 6.83